CERTIFICATION
                                 -------------



     Pursuant to Rule 497(j), Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies (a) that the form of Statement of Additional Information for Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund used with respect to the Registrant, do not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 18 ("Post-Effective Amendment No. 18") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 18 was filed electronically.



                                    Morgan Keegan Select Fund, Inc.



Dated:  November 4, 2005            By:  /s/ Charles D. Maxwell
                                         ----------------------
                                         Charles D. Maxwell
                                         Secretary